Regulatory Assets, Liabilities, And Balancing Accounts (Current Regulatory Balancing Accounts, Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	$ 708	$ 849
Utility Generation [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	241	303
Distribution Revenue Adjustment Mechanism [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	223	145
Public Purpose Programs [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	97	164
Hazardous Substance [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	57	38
Gas Fixed Cost [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	16	56
Energy Procurement [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	(48)	(25)
Energy Recovery Bonds [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	(105)	(34)
Other Current Balancing Accounts [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	$ 227	$ 202